SEGMENT INFORMATION - NARRATIVE (Details)	9 Months Ended
Sep. 30, 2020 vessel segment
Segment Reporting Information [Line Items]
Number of reportable segments | segment	3
FSRU
Segment Reporting Information [Line Items]
Number of vessels	6
LNG Carrier
Segment Reporting Information [Line Items]
Number of vessels	4